Intangible assets - Goodwill - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Exchange differences and other items	€ (291)	€ (605)	€ 240
Impairment loss recognised in profit or loss, goodwill	€ 4	€ 4	€ 20
Sensitivity analysis, discount rate adjustment, increase (in basis points)	0.50%
Sensitivity analysis, discount rate adjustment, decrease (in basis points)	0.50%
Sensitivity analysis, perpetuity growth rate adjustment, decrease (in basis points)	0.50%
Sensitivity analysis, perpetuity growth rate adjustment, increase (in basis points)	0.50%
Sensitivity analysis, cash flow projections, decrease	5.00%
Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Earnings projections based on financial budgets, approve period	3 years
Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Earnings projections based on financial budgets, approve period	5 years